Consolidated Balance Sheets (Parenthetical) - ₪ / shares	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value per share	₪ 0.01	₪ 0.01
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	47,920,509	47,541,682
Ordinary shares, shares outstanding	45,828,133	45,449,306
Treasury stock, shares	2,092,376	2,092,376